Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
July 31, 2022
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 92.6%
New York — 92.6%
$ 2,000,000 Battery Park City Authority Current
Refunding Revenue Bonds, Series
A,
5.00%, 11/01/25 ........... $ 2,085,494
100,000 Build NYC Resource Corp. Refunding
Revenue Bonds, Series A,
5.00%, 06/01/24 ........... 106,071
225,000 City of New York Advance Refunding
GO, Series 2015-A,
5.00%, 08/01/24 ........... 239,746
2,520,000 City of New York Advance Refunding
GO, Series A,
5.00%, 08/01/26 ........... 2,823,569
350,000 City of New York Advance Refunding
GO, Series C,
5.00%, 08/01/22 ........... 350,000
200,000 City of New York Advance Refunding
GO, Series C,
5.00%, 08/01/23 ........... 206,917
875,000 City of New York Advance Refunding
GO, Series C,
5.00%, 08/01/23 ........... 905,262
1,515,000 City of New York Advance Refunding
GO, Series C,
5.00%, 08/01/27 ........... 1,626,377
1,190,000 City of New York Advance Refunding
GO, Series D,
5.00%, 08/01/33 ........... 1,334,459
125,000 City of New York Advance Refunding
GO, Series D,
5.00%, 08/01/24 ........... 133,192
100,000 City of New York Advance Refunding
GO, Series E,
5.00%, 08/01/24 ........... 106,554
4,250,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/27 ........... 4,873,405
3,750,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/23 ........... 3,879,696
4,250,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/24 ........... 4,528,530
2,550,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/25 ........... 2,790,456
2,000,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/26 ........... 2,240,928
Principal
Amount Value
New York (continued)
$ 2,500,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/28 ........... $ 2,909,374
1,250,000 City of New York Current Refunding
GO, Series C-1,
5.00%, 08/01/25 ........... 1,367,870
15,000,000 City of New York Current Refunding
GO, Series C-1,
5.00%, 08/01/26 ........... 16,806,959
5,750,000 City of New York Current Refunding
GO, Series E,
5.00%, 08/01/24 ........... 6,126,834
5,000,000 City of New York GO, Series A-1,
5.00%, 08/01/32 ........... 5,952,217
255,000 City of New York Public
Improvements GO, Series
2018-1,
5.00%, 08/01/23 ........... 263,819
1,110,000 City of New York Public
Improvements GO, Series
2018-1,
5.00%, 08/01/25 ........... 1,214,669
200,000 City of New York Public
Improvements GO, Sub-Series
F-1,
5.00%, 04/01/23 ........... 204,671
1,500,000 City of New York Public
Improvements GO, Sub-Series
H-A,
5.00%, 01/01/25(a) ......... 1,616,106
2,025,000 City of New York Public
Improvements GO, Sub-Series
I-1,
5.00%, 03/01/25 ........... 2,124,604
500,000 City of New York Refunding GO,
Series J,
5.00%, 08/01/25 ........... 514,773
325,000 City of New York Refunding GO,
Series J,
5.00%, 08/01/24 ........... 346,299
100,000 City of New York Refunding GO,
Sub-Series H-3,
5.00%, 08/01/23(a) ......... 103,459
2,230,000 County of Nassau Public
Improvements GO, Series A,
5.00%, 04/01/23 ........... 2,279,529
2,860,000 County of Westchester NY Public
Improvements GO, Series A,
5.00%, 10/15/29 ........... 3,426,632

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 100,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
5.00%, 07/01/23 ........... $ 103,190
300,000 Erie County Industrial Development
Agency City School District
of the City of Buffalo Project
Advance Refunding Revenue
Bonds, (State Aid Withholding),
5.00%, 05/01/23 ........... 307,642
125,000 Erie County Industrial Development
Agency City School District
of the City of Buffalo Project
Advance Refunding Revenue
Bonds, (State Aid Withholding),
5.00%, 05/01/24 ........... 131,937
1,000,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5.00%, 05/01/23 ........... 1,025,475
1,000,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5.00%, 05/01/24 ........... 1,055,499
1,000,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5.00%, 05/01/25 ........... 1,084,876
1,000,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5.00%, 05/01/26 ........... 1,111,838
1,025,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5.00%, 05/01/29 ........... 1,203,404
1,500,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5.00%, 05/01/31 ........... 1,803,638
1,200,000 Long Island Power Authority Electric
Light & Power Improvements
Revenue Bonds,
5.00%, 09/01/35 ........... 1,350,916
Principal
Amount Value
New York (continued)
$ 500,000 Long Island Power Authority Electric
System General Revenue Bonds,
5.00%, 09/01/25 ........... $ 547,074
4,000,000 Long Island Power Authority
Refunding Revenue Bonds, Series
B,
5.00%, 09/01/25 ........... 4,010,766
1,600,000 Long Island Power Authority Revenue
Bonds, Series A,
5.00%, 09/01/24 ........... 1,705,867
1,500,000 Long Island Power Authority Revenue
Bonds, Series A,
5.00%, 09/01/25 ........... 1,641,221
1,025,000 Long Island Power Authority Revenue
Bonds, Series A,
5.00%, 09/01/26 ........... 1,148,619
1,000,000 Long Island Power Authority Revenue
Bonds, Series A,
5.00%, 09/01/30 ........... 1,191,153
1,000,000 Long Island Power Authority Revenue
Bonds, Series A,
5.00%, 09/01/31 ........... 1,200,758
2,000,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 11/15/26 ........... 2,245,026
2,225,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series D,
5.00%, 11/15/28 ........... 2,245,428
1,500,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series F,
5.00%, 11/15/30 ........... 1,512,038
1,500,000 Metropolitan Transportation Authority
Green Bond Refunding Revenue
Bonds, Sub-Series A1,
5.00%, 11/15/48(b) ......... 1,577,290
2,570,000 Metropolitan Transportation Authority
Green Bond Revenue Bonds,
Series B-2,
5.00%, 11/15/23 ........... 2,676,981
250,000 Metropolitan Transportation Authority
Green Bond Revenue Bonds,
Series C-1,
5.00%, 11/15/23 ........... 259,831
6,545,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
A,
5.00%, 11/15/35 ........... 7,619,569

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,600,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
A,
5.00%, 11/15/25 ........... $ 1,615,972
2,500,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
A,
5.00%, 11/15/29 ........... 2,522,778
2,500,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
B-1,
5.00%, 11/15/29(a) ......... 2,587,868
8,000,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
D-1,
5.00%, 11/01/27(a) ......... 8,069,475
2,000,000 Metropolitan Transportation Authority
Transit Improvements Revenue
Bonds, Sub-Series A-1,
5.00%, 11/15/33 ........... 2,084,148
375,000 Metropolitan Transportation Authority
Transportation Green Bond
Advance Refunding Revenue
Bonds, Series B,
5.00%, 11/15/22 ........... 378,749
600,000 Metropolitan Transportation Authority
Transportation Green Bond
Advance Refunding Revenue
Bonds, Series B,
5.00%, 11/15/23 ........... 623,594
100,000 Monroe County Industrial
Development Agency School
Improvements Revenue Bonds,
(State Aid Withholding),
5.00%, 05/01/24 ........... 105,799
6,000,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series A,
5.00%, 11/15/31 ........... 7,321,186
5,500,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series A,
5.00%, 11/15/35 ........... 6,508,550
5,000,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series B,
0.83%, 11/15/26 ........... 4,510,077
6,280,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series B,
1.46%, 11/15/29 ........... 5,444,850
Principal
Amount Value
New York (continued)
$ 300,000 Nassau County Sewer & Storm Water
Finance Authority Refunding
Revenue Bonds, Series A,
5.00%, 10/01/24 ........... $ 321,248
4,000,000 New York City Housing Development
Corp. Local Multifamily
Housing, Sustainable
Development Revenue Bonds,
Series K, (Housing Finance
Agency),
0.90%, 11/01/60(b) ......... 3,757,600
200,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
AA,
5.00%, 06/15/24 ........... 212,528
1,825,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
AA,
5.00%, 06/15/26 ........... 2,042,941
2,750,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
CC,
5.00%, 06/15/25 ........... 3,003,283
8,500,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Sub-
Series EE,
5.00%, 06/15/34 ........... 10,131,961
4,750,000 New York City Municipal Water
Finance Authority Improvements
Revenue Bonds, Series BB-2,
5.00%, 06/15/25 ........... 4,965,772
2,000,000 New York City Municipal Water
Finance Authority Improvements
Revenue Bonds, Series CC-2,
5.00%, 06/15/26 ........... 2,154,100
2,000,000 New York City Municipal Water
Finance Authority Improvements
Revenue Bonds, Series CC-2,
5.00%, 06/15/27 ........... 2,208,292
1,500,000 New York City Municipal Water
Finance Authority Improvements
Revenue Bonds, Sub-Series FF-1,
5.00%, 06/15/49 ........... 1,653,693
2,000,000 New York City Municipal Water
Finance Authority Refunding
Revenue Bonds, Series DD-2,
5.00%, 06/15/25 ........... 2,090,851

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 2,000,000 New York City Municipal Water
Finance Authority Refunding
Revenue Bonds, Series GG,
5.00%, 06/15/27(c) ......... $ 2,183,215
7,500,000 New York City Municipal Water
Finance Authority Refunding
Revenue Bonds, Series HH,
5.00%, 06/15/28 ........... 8,164,334
1,225,000 New York City Transitional Finance
Authority Building Aid Pre-
refunded Revenue Bonds, Series
S, (State Aid Withholding),
5.00%, 07/15/24 ........... 1,301,573
1,035,000 New York City Transitional Finance
Authority Building Aid Revenue
Advance Refunding Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%, 07/15/26 ........... 1,159,705
2,300,000 New York City Transitional Finance
Authority Building Aid Revenue
Current Refunding Revenue
Bonds, Series S-1A, (State Aid
Withholding),
5.00%, 07/15/31 ........... 2,763,858
3,230,000 New York City Transitional Finance
Authority Building Aid Revenue
Current Refunding Revenue
Bonds, Series S-1A, (State Aid
Withholding),
5.00%, 07/15/32 ........... 3,919,026
700,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S, (State Aid
Withholding),
5.00%, 07/15/26 ........... 753,061
150,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%, 07/15/25 ........... 161,595
4,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%, 07/15/28 ........... 4,010,858
Principal
Amount Value
New York (continued)
$ 1,960,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-3, (State Aid
Withholding),
5.00%, 07/15/30 ........... $ 2,259,358
125,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-3A, (State Aid
Withholding),
5.00%, 07/15/23 ........... 129,150
2,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-4A, (State Aid
Withholding),
5.00%, 07/15/25 ........... 2,187,255
100,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-4A, (State Aid
Withholding),
5.00%, 07/15/23 ........... 103,306
525,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-4A, (State Aid
Withholding),
5.00%, 07/15/24 ........... 558,914
475,000 New York City Transitional Finance
Authority Future Tax Secured
Advance Refunding Revenue
Bonds, Series C,
5.00%, 11/01/23 ........... 495,365
5,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/29 ........... 5,895,236
3,585,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/26 ........... 4,040,810
3,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/27 ........... 3,446,620

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,690,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/28 ........... $ 1,967,543
5,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/29 ........... 5,895,237
5,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/30 ........... 5,968,036
4,375,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds,
5.00%, 08/01/24 ........... 4,661,722
3,000,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series A-E1,
5.00%, 02/01/30 ........... 3,358,541
200,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series FI,
5.00%, 08/01/25 ........... 212,092
100,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Unrefunded
Revenue Bonds, Series B1,
5.00%, 11/01/25 ........... 105,355
2,500,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Cash Flow Management
Revenue Bonds, Series F-1,
5.00%, 02/01/40 ........... 2,848,194
5,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Series S,
5.00%, 05/01/34 ........... 5,806,200
3,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Sub-Series B-1,
5.00%, 11/01/23 ........... 3,128,622
Principal
Amount Value
New York (continued)
$ 3,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Refunding Revenue
Bonds, Series A-1,
5.00%, 11/01/25 ........... $ 3,306,178
300,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series C-1,
5.00%, 05/01/24 ........... 317,611
350,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Sub-Series B-1,
5.00%, 08/01/23 ........... 362,140
1,885,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 02/15/25 ........... 2,039,144
1,400,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series D,
5.00%, 02/15/24 ........... 1,473,754
1,525,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%, 03/15/24 ........... 1,609,359
1,600,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%, 03/15/25 ........... 1,738,336
4,285,000 New York State Dormitory Authority
Advance Revenue Bonds, Series
A,
5.00%, 02/15/25 ........... 4,630,223
1,000,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/32 ........... 1,198,999
3,500,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/35 ........... 4,081,256
5,000,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/50 ........... 5,683,463
1,575,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A-2,
5.00%, 07/01/30 ........... 1,902,450

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 3,765,000 New York State Dormitory Authority
Public Improvement Revenue
Bonds, Series E,
5.00%, 02/15/26 ........... $ 4,062,150
1,455,000 New York State Dormitory Authority
Public Improvement Revenue
Bonds, Series E,
5.00%, 02/15/30 ........... 1,561,956
10,335,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series 2015B-B,
5.00%, 03/15/29 ........... 11,266,462
2,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series A,
5.00%, 03/15/24 ........... 2,106,833
350,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%, 02/15/25 ........... 379,379
5,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%, 02/15/28 ........... 5,380,418
3,275,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
1, (State Aid Withholding),
5.00%, 01/15/27 ........... 3,672,044
1,925,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 02/15/25 ........... 2,018,128
2,025,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 02/15/26 ........... 2,121,389
3,000,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/24(c) ......... 3,095,134
1,600,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/26(c) ......... 1,650,738
6,500,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/29(c) ......... 7,093,552
Principal
Amount Value
New York (continued)
$ 2,000,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 12/15/29 ........... $ 2,023,461
5,000,000 New York State Dormitory Authority
School Improvements Group 1
Revenue Bonds, Series A,
5.00%, 03/15/27 ........... 5,668,190
2,500,000 New York State Dormitory Authority
School Improvements Income Tax
Revenue Bonds, Series A,
5.00%, 02/15/28 ........... 2,789,308
2,500,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/27 ........... 2,834,095
2,500,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/25 ........... 2,710,574
3,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/26 ........... 3,334,258
4,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
4.00%, 03/15/34 ........... 4,290,609
1,000,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/24 ........... 1,053,417
1,025,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/26 ........... 1,075,538
2,525,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/25 ........... 2,760,849

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,750,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/26 ........... $ 1,963,243
4,755,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5.00%, 06/15/28 ........... 5,557,653
3,660,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5.00%, 06/15/29 ........... 4,353,668
2,250,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5.00%, 06/15/30 ........... 2,717,826
1,000,000 New York State Environmental
Facilities Corp. Green Bond
Revenue Bonds, Series B,
5.00%, 02/15/31 ........... 1,219,281
6,250,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds,
5.00%, 06/15/28 ........... 6,627,213
475,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Series A,
5.00%, 06/15/27 ........... 488,899
275,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Series A,
5.00%, 06/15/24 ........... 292,174
3,445,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Series B,
5.00%, 06/15/30 ........... 4,045,425
2,530,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Series B,
4.00%, 06/15/37 ........... 2,633,410
3,015,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/23 ........... 3,109,876
5,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/24 ........... 5,312,256
Principal
Amount Value
New York (continued)
$ 4,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/25 ........... $ 4,369,589
2,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/26 ........... 2,242,025
1,750,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/27 ........... 2,009,765
1,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/34 ........... 1,152,536
1,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/36 ........... 1,146,344
100,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/23 ........... 103,147
605,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/24 ........... 642,783
985,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/24 ........... 1,046,515
4,240,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Series B,
5.00%, 06/15/27 ........... 4,869,374
3,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Series E,
5.00%, 06/15/23 ........... 3,094,404
550,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Series E,
5.00%, 06/15/24 ........... 584,348

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,000,000 New York State Housing Finance
Agency State MF Housing
Revenue Bonds, Series J, (State of
New York Mortgage Agency),
1.00%, 11/01/61(b) ......... $ 931,777
1,500,000 New York State Housing Finance
Agency State MF Housing
Revenue Bonds, Series J, (State of
New York Mortgage Agency),
1.10%, 11/01/61(b) ......... 1,381,947
150,000 New York State Thruway Authority
Highway & Bridge Trust Fund
Refunding Revenue Bonds, Series
A,
5.00%, 04/01/23 ........... 150,151
2,000,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
J,
5.00%, 01/01/27 ........... 2,083,306
1,000,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
K,
5.00%, 01/01/25 ........... 1,074,695
375,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
K,
5.00%, 01/01/24 ........... 392,284
125,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
L,
5.00%, 01/01/24 ........... 130,761
1,500,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/29 ........... 1,685,782
300,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/24 ........... 316,025
1,925,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/27 ........... 2,123,109
1,675,000 New York State Urban Development
Corp. Civic Convention Center
Revenue Bonds, Series A,
5.00%, 03/15/29 ........... 1,960,448
Principal
Amount Value
New York (continued)
$ 1,000,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
Series A-2, (NATL-RE),
5.50%, 03/15/23 ........... $ 1,025,044
5,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%, 03/15/29 ........... 5,852,083
7,500,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds, Series E,
4.00%, 03/15/38 ........... 7,622,121
2,750,000 New York State Urban Development
Corp. Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5.00%, 03/15/28 ........... 3,022,910
1,000,000 New York State Urban Development
Corp. Personal Income Tax
Advance Refunding Revenue,
Series A,
5.00%, 03/15/25 ........... 1,082,622
225,000 New York State Urban Development
Corp. Personal Income Tax
Refunding Revenue Bonds, Series
A,
5.00%, 03/15/24 ........... 237,019
10,000,000 New York State Urban Development
Corp. State Personal Income Tax
Advance Refunding Revenue
Bonds,
5.00%, 03/15/26 ........... 10,516,050
200,000 New York State Urban Development
Corp. State Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5.00%, 03/15/24 ........... 210,683
2,000,000 New York State Urban Development
Corp. State Personal Income Tax
Public Improvements Revenue
Bonds, Series E,
5.00%, 03/15/29 ........... 2,036,186
11,500,000 Port Authority of New York & New
Jersey Cash Flow Management
Revenue Bonds, Series AAA,
1.09%, 07/01/23 ........... 11,288,960
150,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 189,
5.00%, 05/01/24 ........... 158,645

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 2,085,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 189,
5.00%, 05/01/26 ........... $ 2,262,552
175,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 83,
5.00%, 12/15/26 ........... 184,930
1,100,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 84,
5.00%, 09/01/34 ........... 1,167,205
1,400,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5.00%, 12/01/27 ........... 1,458,688
5,000,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5.00%, 12/01/28 ........... 5,208,252
100,000 Port Authority of New York & New
Jersey Revenue Bonds, Series 209,
5.00%, 07/15/23 ........... 103,320
125,000 Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds, Series
A,
5.00%, 10/15/23 ........... 130,156
5,150,000 Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds, Series
A,
5.00%, 10/15/30(c) ......... 5,524,673
8,195,000 State of New York Current Refunding
GO, Series B,
2.55%, 02/15/29 ........... 7,753,747
1,415,000 Syracuse Industrial Development
Agency Current Refunding
Revenue Bonds, Series A, (State
Aid Withholding),
5.00%, 05/01/23 ........... 1,451,797
1,000,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4.00%, 05/01/33 ........... 1,071,051
1,915,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4.00%, 05/01/34 ........... 2,029,086
Principal
Amount Value
New York (continued)
$ 1,000,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4.00%, 05/01/35 ........... $ 1,049,956
1,000,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4.00%, 05/01/36 ........... 1,041,763
500,000 Triborough Bridge & Tunnel Authority
Advance Refunding Revenue
Bonds, Series C-1,
5.00%, 11/15/25 ........... 551,749
4,315,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Sub-Series A,
5.00%, 11/15/25 ........... 4,418,369
475,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Sub-Series A,
5.00%, 11/15/26 ........... 486,379
1,050,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Sub-Series A,
5.00%, 11/15/27 ........... 1,073,240
1,575,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Sub-Series A,
5.00%, 11/15/29 ........... 1,612,356
3,000,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 11/01/25 ........... 3,304,180
265,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series B,
5.00%, 11/15/23 ........... 276,833
6,340,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series C,
5.00%, 11/15/29 ........... 6,496,912
1,500,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series C,
5.00%, 11/15/30 ........... 1,536,529
250,000 Triborough Bridge & Tunnel
Authority Pre-refunded Highway
Improvements Revenue Bonds,
Series C,
5.00%, 11/15/27(c) ......... 256,878

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
New York (continued)
$ 3,000,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds,
5.00%, 05/15/27 ........... $ 3,425,900
2,000,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds, Series
A,
4.00%, 05/15/40 ........... 2,020,720
3,000,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds, Series
A,
4.00%, 05/15/41 ........... 3,025,492
3,000,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds, Series
A,
4.00%, 05/15/42 ........... 3,019,114
1,750,000 Utility Debt Securitization Authority
Refunding Revenue Bonds,
5.00%, 06/15/25 ........... 1,800,437
1,500,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
A,
5.00%, 06/15/26 ........... 1,590,531
5,290,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 12/15/31 ........... 5,517,803
1,080,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 12/15/28 ........... 1,127,258
8,720,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 12/15/29 ........... 9,101,562
2,750,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 12/15/30 ........... 2,868,805
Total Municipal Bonds
(Cost $577,346,288)
564,152,583
Principal
Amount Value
CORPORATE BONDS — 0.7%
United States — 0.7%
$ 5,000,000 Andrew W Mellon Foundation (The),
Series 2020,
0.95%, 08/01/27 ........... $ 4,458,149
Total Corporate Bonds
(Cost $5,000,000)
4,458,149
U.S. GOVERNMENT SECURITIES — 3.5%
U.S. Treasury Bills — 2.0%
12,000,000 1.05%, 09/29/22(d) ............ 11,957,225
U.S. Treasury Notes — 1.5%
10,000,000 1.88%, 02/15/32 ............... 9,354,687
Total U.S. Government Securities
(Cost $20,790,724)
21,311,912
Shares
INVESTMENT COMPANY — 2.7%
16,703,096 SEI Daily Income Trust Government
II Fund - Class A, 1.37%(e) ... 16,703,096
Total Investment Company
(Cost $16,703,096)
16,703,096
TOTAL INVESTMENTS — 99.5%
(Cost $619,840,108)
$ 606,625,740
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.5%
2,842,485
NET ASSETS — 100.0%
$ 609,468,225
(a) These securities are subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at the stated
maturity date.
(b) Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2022.
(c) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d) Zero coupon security. The rate represents the yield at time of purchase.
(e) The rate shown represents the current yield as of July 31, 2022.
GO — General Obligation
NATL-RE — Insured by National Public Finance Guarantee Corp.

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
New York ................................... 92.6%
Other* ..................................... 7.4
100.0%
* Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.